Supplemental Disclosures of Cash Flow Information - Additional Information (Detail) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Retired treasury stock	23,400
Treasury stock
Retirement of treasury stock	¥ 80,417
Retained earnings
Retirement of treasury stock	¥ (80,417)